CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net Revenue
Cost of Goods Sold
Gross profit
General and administrative		1,742,008	807,934
Depreciation		12,500
Total Expense		1,754,508	807,934
Loss from Operations		(1,754,508)	(807,934)
Investment impairment charge		(1,019,960)
Loss on debt conversion		(433,610)	(2,838,599)
Loss on settlement of liabilities		(95,082)
Debt extension fee		(40,000)
Penalty on default note			(191,757)
Provision against receivables			(129,995)
Interest expense, net		(381,034)	(369,305)
Amortization of debt discount		(1,065,879)	(1,692,110)
Derivative liability movements		(654,471)	1,981,938
Loss before Taxation from continuing operations		(5,444,544)	(4,047,762)
Taxation
Net loss from continuing operations		(5,444,544)	(4,047,762)
Discontinued operations
Operating loss from discontinued operations			(653,247)
Profit on disposal of subsidiaries			971,903
Total discontinued operations			318,656
Net loss		$ (5,444,544)	$ (3,729,106)
Basic and diluted loss per share
Net loss per share from continuing operations	[1]	$ (0.03)	$ (0.14)
Net income per share from discontinued operations	[1]		0.01
Basic and diluted loss per share total	[1]	$ (0.03)	$ (0.13)
Weighted Average Number of Shares Outstanding - Basic and diluted	[1]	171,391,733	29,170,995
Other Comprehensive loss
Foreign currency translation adjustment			$ (380,907)
Total Comprehensive loss		$ (5,444,544)	$ (4,110,013)

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.